                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     September 30, 2001
                                               --------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------------

   This Amendment (Check only one.):   [ ]  is a restatement.

                                       [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    RT Capital Management, LLC
Address: 153 East 53rd Street, 48th Floor
         New York, New York  10022


Form 13F File Number:  28-6259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  David Rothschild
Title: Managing Director
Phone: (212) 508-7050

Signature, Place, and Date of Signing:

/s/ David Rothschild               New York, New York           November 7, 2001
-------------------------          ------------------           ----------------
       [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                             ---------
Form 13F Information Table Entry Total:             13
                                             ---------
Form 13F Information Table Value Total:      $ 42, 011
                                             ---------
                                            (thousands)



List of Other Included Managers:

None
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        Form 13F INFORMATION TABLE - RT Capital Management, LLC (9/30/01)


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                            VOTING AUTHORITY
                                                                    SHS. OR
                                   TITLE OF                 VALUE     PRN    SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                      CLASS         CUSIP   (x$1000)  AMOUNT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
Check Point Software Tech Ltd. Common           M22465104   3,171    144,000 SH                             144,000
Comverse Technology Inc.       Common Par $0.10 205862402   2,048    100,000 SH                             100,000
Mercury Interactive Corp.      Common           589405109   5,664    297,500 SH                             297,500
Multilink Technology Corp.     CL A             62544T109   1,466    283,500 SH                             283,500
New Focus Inc.                 Common           644383101     821    254,200 SH                             254,200
Openwave Sys Inc.              Common           683718100   9,199    721,500 SH                             721,500
AMX Corp. New                  Common           00180C105     221     78,900 SH                              78,900
Siebel Sys Inc.                Common           826170102   2,472    190,000 SH                             190,000
Tellium Inc.                   Common           87967E107   3,287    666,668 SH                             666,668
Verisign Inc.                  Common           92343E102   5,510    131,500 SH                             131,500
Veritas Software Co.           Common           923436109   4,453    241,500 SH                             241,500
Mercury Interactive Corp.      SB NT CV144A07   589405AA7   1,681  2,500,000 PRN                          2,500,000
Mercury Interactive Corp.      SB NT CV 4.75%07 589405AB5   2,018  3,000,000 PRN                          3,000,000